LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of long-term debt

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Revolving credit facility	$750.6	$188.0
Term Loan B Facility	—	1,040.6
Notes(2)
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	—	1,079.2
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	—	719.4
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,028.0	1,079.2
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,370.6	1,438.9
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	1,028.0	1,079.2
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	1,028.0	1,079.2
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	753.8	791.4
6.625% USD senior notes (“6.625% 2032 Notes”)(10)	685.3	719.4
4.375% USD Solid Waste Disposal Revenue Bonds (“4.375% Bonds”)(11)	287.8	302.2
Other	494.6	503.0
Subtotal	7,426.7	10,019.7
Discount	(5.1)	(7.5)
Derivative liability	55.6	70.2
Deferred finance costs	(54.6)	(82.9)
Total long-term debt	7,422.6	9,999.5
Less: Current portion of long-term debt	—	(1,146.5)
Non-current portion of long-term debt	$7,422.6	$8,853.0

Total long-term debt	7,422.6	9,999.5
Less: Derivative asset	(21.0)	(114.7)
Total long-term debt, net of derivative asset	$7,401.6	$9,884.8
(1)	Comparative figures have not been re-presented.
(2)	Refer to Note 19 for additional information on the hedging arrangements related to the Notes.
(3)	Prior to their redemption on March 14, 2025, the 3.750% 2025 Secured Notes bore interest semi-annually which commenced on February 1, 2021.
(4)	Prior to their redemption on March 14, 2025, the 5.125% 2026 Secured Notes bore interest semi-annually which commenced on December 15, 2019.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)

The 6.750% 2031 Secured Notes bear interest semi-annually which commenced on January 15, 2024 with principal maturing on January 15, 2031. Collateral securing the 6.750% 2031 Secured Notes has been released pursuant to the terms of the indenture governing such notes. As a result, the notes are no longer secured.

(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(10)	The 6.625% 2032 Notes bear interest semi-annually which commenced on October 1, 2024 with principal maturing on April 1, 2032.
(11)	The 4.375% Bonds bear interest semi-annually which commenced on May 15, 2025 with an initial mandatory tender date of October 1, 2031.

Schedule of changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$9,999.5	$8,836.9
Cash flows
Issuance of long-term debt	2,633.2	3,287.7
Repayment of long-term debt	(4,818.9)	(2,906.3)
Payment of financing costs	(5.9)	(25.1)
Proceeds from termination of hedged arrangements	28.0	—
Payment for termination of hedged arrangements	(2.2)	(7.5)
Non-cash changes
Accrued interest and other non-cash changes	24.0	24.1
Revaluation of foreign exchange	(370.1)	802.9
Fair value movements on hedged arrangements	(65.0)	(13.2)
Balance, end of year	$7,422.6	$9,999.5

Schedule of maturities	The following table presents GFL’s principal future payments on long-term debt:

2026	$—
2027	—
2028	2,376.1
2029	1,781.8
2030	925.1
Thereafter	2,343.7
$7,426.7